United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  6/30/09

Date of Reporting Period:  Six months ended 12/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Short-Intermediate Duration Municipal Trust

Established 2006

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2008

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 12/31/2008		Year Ended 6/30/2008		Period Ended 6/30/2007	[1]
Net Asset Value, Beginning of Period	$9.96		$10.07		$10.16
Income From Investment Operations:
Net investment income	0.15		0.31		0.17
Net realized and unrealized loss on investments	(0.21)		(0.11)		(0.09)
TOTAL FROM INVESTMENT OPERATIONS	(0.06)		0.20		0.08
Less Distributions:
Distributions from net investment income	(0.15)		(0.31)		(0.17)
Net Asset Value, End of Period	$9.75		$ 9.96		$10.07
Total Return [2]	(0.60)%		1.98%		0.78%

Ratios to Average Net Assets:
Net expenses	0.97	% [3,4]	0.96	% [4]	0.99	% [3]
Net investment income	3.03	% [3]	3.06%		2.99	% [3]
Expense waiver/reimbursement [5]	0.21	% [3]	0.20%		0.16	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$36,808		$37,370		$47,763
Portfolio turnover	10%		41%		32	% [6]

1 Reflects operations for the period from December 11, 2006 (date of initial public investment) to June 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.97% and 0.96%, respectively, after taking into account these expense reductions for the six months ended December 31, 2008 and for the year ended June 30, 2008.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended June 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2008	Ending Account Value 12/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 994.00	$4.48
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.32	$4.94

1 Expenses are equal to the Fund's annualized net expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At December 31, 2008, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	26.5%
Hospital	17.9%
Senior Care	10.5%
Electric & Gas	10.0%
General Obligation--State	8.3%
Public Power	5.6%
General Obligation--Local	4.6%
Education	3.3%
Industrial Development/Pollution Control	3.1%
Bank Enhanced	2.5%
Other [2]	6.7%
Other Assets and Liabilities--Net [3]	1.0%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured' sector.

2 For purposes of this table, sector classifications constitute 92.3% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

December 31, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--92.8%
		Alabama--3.7%
$650,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	$652,210
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	497,005
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	538,114
2,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	1,947,780
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	933,180
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	941,510
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	921,760
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,052,403
		TOTAL	7,483,962
		Arkansas--0.5%
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,092,837
		California--2.2%
3,000,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	3,007,950
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,428,615
		TOTAL	4,436,565
		Colorado--7.2%
2,375,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,343,982
120,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	118,153
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,763,646
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,002,290
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	483,990
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	$1,227,915
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	1,961,190
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2010	2,712,069
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2011	2,709,761
485,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	477,536
		TOTAL	14,800,532
		Connecticut--1.4%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,844,503
		Delaware--0.3%
635,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	623,799
		District of Columbia--0.5%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC and MBIA Insurance Corp. INS), 2/1/2012	1,014,490
		Florida--5.2%
240,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	240,055
1,000,000		Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	922,440
875,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2010	892,097
125,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group)/ (Escrowed In Treasuries COL), 11/15/2010	132,652
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2010	2,085,800
3,445,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2011	3,639,608
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,073,760
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,077,390
640,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2011	643,405
		TOTAL	10,707,207
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--7.0%
$3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	$2,986,680
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	2,090,571
5,000,000		Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,258,950
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	901,293
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,969,040
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.00%, 1/1/2012	1,050,220
		TOTAL	14,256,754
		Illinois--4.5%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2015	2,213,220
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,943,840
250,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	250,755
760,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	760,798
800,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	792,504
1,200,000		Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,212,852
1,000,000		Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,002,190
		TOTAL	9,176,159
		Indiana--2.5%
815,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2009	822,612
860,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	868,901
1,000,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds (Series 2006B), 5.00% (Clarian Health Obligated Group), 2/15/2010	1,001,400
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(MBIA Insurance Corp. INS), 6/1/2013	983,530
1,500,000		St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,502,820
		TOTAL	5,179,263
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--1.4%
$1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2009	$994,370
1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	953,700
1,000,000		Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	991,480
		TOTAL	2,939,550
		Kansas--3.5%
350,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	346,465
2,105,000		Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25% (FSA INS), 9/1/2010	2,225,385
1,190,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,187,810
3,165,000		Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC and MBIA Insurance Corp. INS), 10/1/2011	3,327,998
		TOTAL	7,087,658
		Louisiana--3.0%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,010,940
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,046,120
		TOTAL	6,057,060
		Michigan--2.3%
500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2009	498,275
750,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	730,748
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and MBIA Insurance Corp. INS), 11/1/2010	1,051,600
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(MBIA Insurance Corp. LOC), 11/1/2013	1,103,810
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	1,292,132
		TOTAL	4,676,565
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Minnesota--0.7%
$270,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	$264,676
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	288,240
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	281,067
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2009	299,448
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	208,242
		TOTAL	1,341,673
		Mississippi--1.5%
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,044,860
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2015	1,040,310
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,014,650
		TOTAL	3,099,820
		Missouri--3.3%
1,500,000		Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series 2006A), 4.125%, 3/1/2009	1,503,315
1,670,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,695,584
1,125,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,122,818
1,185,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,165,495
1,240,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,207,524
		TOTAL	6,694,736
		Nebraska--1.1%
730,000		Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	736,285
700,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	700,427
725,000		Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	717,844
		TOTAL	2,154,556
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--0.6%
$1,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	$882,070
425,000		Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	413,338
		TOTAL	1,295,408
		New Jersey--1.6%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	502,675
705,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	691,520
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,157,340
		TOTAL	3,351,535
		New Mexico--1.8%
2,450,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,348,349
1,335,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,341,128
		TOTAL	3,689,477
		New York--1.1%
2,220,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	2,232,587
		North Carolina--4.0%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,027,690
525,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	528,407
315,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	316,068
725,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	718,845
3,000,000		North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,280,320
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,245,640
		TOTAL	8,116,970
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--2.6%
$500,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00% (GTD by Goldman Sachs & Co.), 2/1/2009	$498,715
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	1,822,940
1,205,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2009	1,205,337
1,820,000		Ohio State Air Quality Development Authority, PCRBs (Series 2008B), 3.375% TOBs (FirstEnergy Nuclear Generation Corp.), Mandatory Tender 10/1/2009	1,823,749
		TOTAL	5,350,741
		Oklahoma--4.4%
5,000,000		Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	5,447,600
960,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	968,813
2,500,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,594,175
		TOTAL	9,010,588
		Pennsylvania--4.5%
460,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	447,152
840,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	838,001
865,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	847,207
215,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	214,488
220,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	215,475
4,445,000	[1]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.00% (Geisinger Health System), 2/1/2015	889,000
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	1,092,622
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,000,000		Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	$1,991,500
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	806,372
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,027,960
970,000		Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), Optional Tender 4/1/2011	911,034
		TOTAL	9,280,811
		Rhode Island--0.8%
1,600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Refunding Revenue Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,606,512
		South Carolina--3.6%
2,000,000		Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	1,765,880
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 2.00%, Floating Rate Notes (Palmetto Health Alliance), 8/1/2013	5,580,000
		TOTAL	7,345,880
		South Dakota--0.4%
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	897,405
		Texas--4.6%
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (United States Treasury PRF 11/15/2009@100)/(Original Issue Yield: 5.71%), 11/15/2019	1,041,890
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0, 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,082,880
1,000,000		Johnson County, TX, UT GO, 5.00% (United States Treasury PRF 2/15/2010@100), (Original Issue Yield: 4.85%), 2/15/2016	1,043,830
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC and MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,001,460
1,250,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 1.737%, 9/15/2010	1,106,250
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,173,020
1,000,000		Titus County, TX Fresh Water Supply District No. 1, PCR Refunding Revenue Bonds (Series 2008), 4.50% (Southwestern Electric Power Co.), 7/1/2011	976,260
		TOTAL	9,425,590
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Utah--1.0%
$1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2013	$1,075,340
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.50%, 7/1/2014	1,077,860
		TOTAL	2,153,200
		Virginia--3.5%
2,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	1,968,440
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,002,560
1,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	981,460
3,000,000		Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,286,170
		TOTAL	7,238,630
		Washington--3.8%
2,170,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,328,822
2,500,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2006A), 5.00%, 7/1/2010	2,618,250
750,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2009	758,970
890,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2010	899,194
1,105,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,100,204
		TOTAL	7,705,440
		West Virginia--0.5%
1,000,000		West Virginia EDA, PCR Refunding Bonds, (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	942,480
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--0.4%
$350,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012	$338,986
425,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013	405,922
		TOTAL	744,908
		Wyoming--1.8%
3,650,000		Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2009	3,649,525
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $194,968,152)	189,705,376
		SHORT-TERM MUNICIPALS--6.2% [2]
		California--0.7%
1,500,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 8.000%, 1/2/2009	1,500,000
		Louisiana--1.1%
2,300,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 1.500%, 1/2/2009	2,300,000
		New York--0.7%
1,500,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.500%, 1/2/2009	1,500,000
		North Carolina--1.5%
1,000,000		Guilford County, NC, (Series 2007B) Weekly VRDNs (Dexia Credit Local LIQ), 3.400%, 1/1/2009	1,000,000
2,100,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 1.050%, 1/1/2009	2,100,000
		TOTAL	3,100,000
		Pennsylvania--0.4%
700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/ (Wachovia Bank N.A. LIQ), 1.350%, 1/122009	700,000
		Tennessee--0.5%
1,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/ (KBC Bank N.V. LOC), 1.500%, 1/2/2009	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [2]
		Virginia--1.3%
$1,200,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.350%, 1/2/2009	$1,200,000
1,455,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.900%, 1/2/2009	1,455,000
		TOTAL	2,655,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	12,755,000
		TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $207,723,152) [3]	202,460,376
		OTHER ASSETS AND LIABILITIES - NET--1.0% [4]	2,066,865
		TOTAL NET ASSETS--100%	$204,527,241

At December 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2008, these restricted securities amounted to $1,129,055, which represented 0.6% of total net assets.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $207,715,000.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	202,460,376
Level 3--Significant Unobservable Inputs	--
TOTAL	$202,460,376

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $207,723,152)		$202,460,376
Cash		83,636
Income receivable		2,211,088
Receivable for shares sold		436,183
TOTAL ASSETS		205,191,283
Liabilities:
Payable for shares redeemed	$322,959
Income distribution payable	238,928
Payable for Directors'/Trustees' fees	568
Payable for portfolio accounting fees	16,627
Payable for distribution services fee (Note 5)	7,765
Payable for shareholder services fee (Note 5)	57,989
Accrued expenses	19,206
TOTAL LIABILITIES		664,042
Net assets for 20,982,823 shares outstanding		$204,527,241
Net Assets Consist of:
Paid-in capital		$217,558,935
Net unrealized depreciation of investments		(5,262,776)
Accumulated net realized loss on investments and futures contracts		(7,775,329)
Undistributed net investment income		6,411
TOTAL NET ASSETS		$204,527,241
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($148,990,153 ÷ 15,285,064 shares outstanding), no par value, unlimited shares authorized		$9.75
Offering price per share		$9.75
Redemption proceeds per share		$9.75
Institutional Service Shares:
Net asset value per share ($18,728,638 ÷ 1,921,418 shares outstanding), no par value, unlimited shares authorized		$9.75
Offering price per share		$9.75
Redemption proceeds per share		$9.75
Class A Shares:
Net asset value per shares ($36,808,450 ÷ 3,776,341 shares outstanding), no par value, unlimited shares authorized		$9.75
Offering price per share (100/99.00 of $9.75) [1]		$9.85
Redemption proceeds per share		$9.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended December 31, 2008 (unaudited)

Investment Income:
Interest			$4,188,879
Expenses:
Investment adviser fee (Note 5)		$418,611
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		4,835
Transfer and dividend disbursing agent fees and expenses		37,467
Directors'/Trustees' fees		6,480
Auditing fees		11,191
Legal fees		5,331
Portfolio accounting fees		49,394
Distribution services fee--Institutional Service Shares (Note 5)		24,379
Distribution services fee--Class A Shares (Note 5)		47,118
Shareholder services fee--Institutional Shares (Note 5)		101,521
Shareholder services fee--Institutional Service Shares (Note 5)		19,680
Shareholder services fee--Class A Shares (Note 5)		46,531
Account administration fee--Institutional Shares		4,069
Account administration fee--Institutional Service Shares		1,994
Share registration costs		27,970
Printing and postage		32,165
Insurance premiums		2,696
Miscellaneous		5,050
TOTAL EXPENSES		962,428
Waivers, Expense Reduction and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(196,602)
Waiver of administrative personnel and services fee (Note 5)	(21,639)
Reduction of custodian fees (Note 6)	(177)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(24,379)
Reimbursement of shareholder services fee--Institutional Shares (Note 5)	(101,521)
Reimbursement of account administration fee--Institutional Shares (Note 5)	(4,069)
TOTAL WAIVERS, EXPENSE REDUCTION AND REIMBURSEMENTS		(348,387)
Net expenses			614,041
Net investment income			3,574,838
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(481,866)
Net change in unrealized depreciation of investments			(4,180,768)
Net realized and unrealized loss on investments			(4,662,634)
Change in net assets resulting from operations			$(1,087,796)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2008	Year Ended 6/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,574,838	$7,209,974
Net realized loss on investments	(481,866)	(2,263,242)
Net change in unrealized appreciation/depreciation of investments	(4,180,768)	96,293
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,087,796)	5,043,025
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,676,067)	(5,249,815)
Institutional Service Shares	(321,713)	(693,173)
Class A Shares	(570,641)	(1,260,176)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,568,421)	(7,203,164)
Share Transactions:
Proceeds from sale of shares	32,882,327	51,526,264
Net asset value of shares issued to shareholders in payment of distributions declared	2,086,261	4,188,702
Cost of shares redeemed	(29,797,123)	(74,468,728)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,171,465	(18,753,762)
Change in net assets	515,248	(20,913,901)
Net Assets:
Beginning of period	204,011,993	224,925,894
End of period (including undistributed (distributions in excess of) net investment income of $6,411 and $(6), respectively)	$204,527,241	$204,011,993

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2008 (unaudited)

1. ORGANIZATION

Federated Short-Intermediate Duration Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally (except in certain circumstances) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes". As of and during the six months ended December 31, 2008, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$ 240,000	$240,055
Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.00% (Geisinger Health System), 2/1/2015	5/1/2007 - 10/10/2008	$4,446,660	$889,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 12/31/2008		Year Ended 6/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,847,929	$28,160,960	4,248,421	$42,729,988
Shares issued to shareholders in payment of distributions declared	145,323	1,432,935	278,034	2,793,263
Shares redeemed	(2,417,845)	(23,757,303)	(5,124,595)	(51,526,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	575,407	$5,836,592	(598,140)	$(6,003,652)

	Six Months Ended 12/31/2008		Year Ended 6/30/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	144,587	$1,420,695	334,824	$3,369,284
Shares issued to shareholders in payment of distributions declared	19,950	196,757	41,485	416,775
Shares redeemed	(257,943)	(2,538,638)	(650,459)	(6,552,444)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(93,406)	$(921,186)	(274,150)	$(2,766,385)

	Six Months Ended 12/31/2008		Year Ended 6/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	333,507	$3,300,672	538,813	$5,426,992
Shares issued to shareholders in payment of distributions declared	46,295	456,569	97,401	978,664
Shares redeemed	(353,854)	(3,501,182)	(1,629,932)	(16,389,381)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	25,948	$256,059	(993,718)	$(9,983,725)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	507,949	$5,171,465	(1,866,008)	$(18,753,762)

4. FEDERAL TAX INFORMATION

At December 31, 2008, the cost of investments for federal tax purposes was $207,715,000. The net unrealized depreciation of investments for federal tax purposes was $5,254,624. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,035,274 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,289,898.

At June 30, 2008, the Fund had a capital loss carryforward of $5,102,937 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,003,552
2010	$ 273,223
2011	$ 932,531
2012	$ 150,771
2013	$ 963,963
2014	$ 458,259
2015	$ 983,114
2016	$ 337,524

As a result of the tax-free transfer of assets from Federated Limited Term Municipal Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2008, the Adviser waived $196,602 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2008, the net fee paid to FAS was 0.090% of average daily net assets of the Fund. FAS waived $21,639 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2008, FSC voluntarily waived $24,379 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended December 31, 2008, FSC retained $3,423 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended December 31, 2008, FSSC reimbursed $101,521 of shareholder services fees and $4,069 of account administration fees. For the six months ended December 31, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended December 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $70,465,000 and $45,860,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares (after waivers and reimbursements) will not exceed 0.48%, 0.71% and 0.98%, respectively, for the fiscal year ending June 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through August 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the six months ended December 31, 2008, the Fund's expenses were reduced by $177 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2008, were as follows:

Purchases	$24,279,305
Sales	$19,827,000

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2008, there were no outstanding loans. During the six months ended December 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of December 31, 2008, there were no outstanding loans. During the six months ended December 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology;, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907305

38014 (2/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Intermediate Duration Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended June 30,
	12/31/2008		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$9.96		$10.07		$10.07		$10.22	$10.27	$10.48
Income From Investment Operations:
Net investment income	0.18		0.36		0.35		0.32	0.28	0.27
Net realized and unrealized loss on investments and futures contracts	(0.21)		(0.11)		(0.00	) [1]	(0.15)	(0.05)	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)		0.25		0.35		0.17	0.23	0.06
Less Distributions:
Distributions from net investment income	(0.18)		(0.36)		(0.35)		(0.32)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.75		$ 9.96		$10.07		$10.07	$10.22	$10.27
Total Return [2]	(0.36)%		2.47%		3.52%		1.66%	2.24%	0.53%

Ratios to Average Net Assets:
Net expenses	0.48	% [3,4]	0.48	% [4]	0.48%		0.45%	0.46%	0.47%
Net investment income	3.53	% [3]	3.54%		3.46%		3.11%	2.70%	2.56%
Expense waiver/reimbursement [5]	0.35	% [3]	0.34%		0.28%		0.33%	0.37%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,990		$146,567		$154,117		$207,589	$270,956	$330,354
Portfolio turnover	10%		41%		32%		49%	31%	35%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.48% and 0.48%, respectively, after taking into account these expense reductions for the six months ended December 31, 2008 and for the year ended June 30, 2008.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended June 30,
	12/31/2008		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$9.96		$10.07		$10.07		$10.22		$10.27	$10.48
Income From Investment Operations:
Net investment income	0.16		0.33		0.33		0.29		0.25	0.24
Net realized and unrealized loss on investments and futures contracts	(0.21)		(0.11)		(0.00	) [1]	(0.15)		(0.05)	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	(0.05)		0.22		0.33		0.14		0.20	0.03
Less Distributions:
Distributions from net investment income	(0.16)		(0.33)		(0.33)		(0.29)		(0.25)	(0.24)
Net Asset Value, End of Period	$9.75		$ 9.96		$10.07		$10.07		$10.22	$10.27
Total Return [2]	(0.47)%		2.25%		3.29%		1.44	% [3]	1.99%	0.28%

Ratios to Average Net Assets:
Net expenses	0.70	% [4,5]	0.70	% [5]	0.71%		0.68%		0.71%	0.72%
Net investment income	3.30	% [4]	3.32%		3.25%		2.87%		2.44%	2.31%
Expense waiver/reimbursement [6]	0.46	% [4]	0.45%		0.41%		0.40%		0.37%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,729		$20,075		$23,045		$17,396		$29,799	$45,616
Portfolio turnover	10%		41%		32%		49%		31%	35%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.

3 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.70% and 0.70%, respectively, after taking into account these expense reductions for the six months ended December 31, 2008 and for the year ended June 30, 2008.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2008	Ending Account Value 12/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 996.40	$2.42
Institutional Service Shares	$1,000	$ 995.30	$3.52
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.79	$2.45
Institutional Service Shares	$1,000	$1,021.68	$3.57

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.48%
Institutional Service Shares	0.70%

Portfolio of Investments Summary Table (unaudited)

At December 31, 2008, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	26.5%
Hospital	17.9%
Senior Care	10.5%
Electric & Gas	10.0%
General Obligation--State	8.3%
Public Power	5.6%
General Obligation--Local	4.6%
Education	3.3%
Industrial Development/Pollution Control	3.1%
Bank Enhanced	2.5%
Other [2]	6.7%
Other Assets and Liabilities--Net [3]	1.0%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured' sector.

2 For purposes of this table, sector classifications constitute 92.3% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

December 31, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--92.8%
		Alabama--3.7%
$650,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	$652,210
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	497,005
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	538,114
2,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	1,947,780
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	933,180
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	941,510
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	921,760
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,052,403
		TOTAL	7,483,962
		Arkansas--0.5%
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,092,837
		California--2.2%
3,000,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	3,007,950
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,428,615
		TOTAL	4,436,565
		Colorado--7.2%
2,375,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,343,982
120,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	118,153
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,763,646
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,002,290
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	483,990
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	$1,227,915
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	1,961,190
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2010	2,712,069
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2011	2,709,761
485,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	477,536
		TOTAL	14,800,532
		Connecticut--1.4%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,844,503
		Delaware--0.3%
635,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	623,799
		District of Columbia--0.5%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC and MBIA Insurance Corp. INS), 2/1/2012	1,014,490
		Florida--5.2%
240,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	240,055
1,000,000		Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	922,440
875,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2010	892,097
125,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group)/ (Escrowed In Treasuries COL), 11/15/2010	132,652
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2010	2,085,800
3,445,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2011	3,639,608
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,073,760
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,077,390
640,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2011	643,405
		TOTAL	10,707,207
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--7.0%
$3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	$2,986,680
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	2,090,571
5,000,000		Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,258,950
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	901,293
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,969,040
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.00%, 1/1/2012	1,050,220
		TOTAL	14,256,754
		Illinois--4.5%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2015	2,213,220
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,943,840
250,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	250,755
760,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	760,798
800,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	792,504
1,200,000		Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,212,852
1,000,000		Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,002,190
		TOTAL	9,176,159
		Indiana--2.5%
815,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2009	822,612
860,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	868,901
1,000,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds (Series 2006B), 5.00% (Clarian Health Obligated Group), 2/15/2010	1,001,400
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(MBIA Insurance Corp. INS), 6/1/2013	983,530
1,500,000		St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,502,820
		TOTAL	5,179,263
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--1.4%
$1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2009	$994,370
1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	953,700
1,000,000		Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	991,480
		TOTAL	2,939,550
		Kansas--3.5%
350,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	346,465
2,105,000		Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25% (FSA INS), 9/1/2010	2,225,385
1,190,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,187,810
3,165,000		Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC and MBIA Insurance Corp. INS), 10/1/2011	3,327,998
		TOTAL	7,087,658
		Louisiana--3.0%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,010,940
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,046,120
		TOTAL	6,057,060
		Michigan--2.3%
500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2009	498,275
750,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	730,748
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and MBIA Insurance Corp. INS), 11/1/2010	1,051,600
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(MBIA Insurance Corp. LOC), 11/1/2013	1,103,810
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	1,292,132
		TOTAL	4,676,565
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Minnesota--0.7%
$270,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	$264,676
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	288,240
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	281,067
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2009	299,448
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	208,242
		TOTAL	1,341,673
		Mississippi--1.5%
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,044,860
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2015	1,040,310
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,014,650
		TOTAL	3,099,820
		Missouri--3.3%
1,500,000		Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series 2006A), 4.125%, 3/1/2009	1,503,315
1,670,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,695,584
1,125,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,122,818
1,185,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,165,495
1,240,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,207,524
		TOTAL	6,694,736
		Nebraska--1.1%
730,000		Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	736,285
700,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	700,427
725,000		Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	717,844
		TOTAL	2,154,556
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--0.6%
$1,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	$882,070
425,000		Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	413,338
		TOTAL	1,295,408
		New Jersey--1.6%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	502,675
705,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	691,520
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,157,340
		TOTAL	3,351,535
		New Mexico--1.8%
2,450,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,348,349
1,335,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,341,128
		TOTAL	3,689,477
		New York--1.1%
2,220,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	2,232,587
		North Carolina--4.0%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,027,690
525,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	528,407
315,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	316,068
725,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	718,845
3,000,000		North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,280,320
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,245,640
		TOTAL	8,116,970
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--2.6%
$500,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00% (GTD by Goldman Sachs & Co.), 2/1/2009	$498,715
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	1,822,940
1,205,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2009	1,205,337
1,820,000		Ohio State Air Quality Development Authority, PCRBs (Series 2008B), 3.375% TOBs (FirstEnergy Nuclear Generation Corp.), Mandatory Tender 10/1/2009	1,823,749
		TOTAL	5,350,741
		Oklahoma--4.4%
5,000,000		Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	5,447,600
960,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	968,813
2,500,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,594,175
		TOTAL	9,010,588
		Pennsylvania--4.5%
460,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	447,152
840,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	838,001
865,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	847,207
215,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	214,488
220,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	215,475
4,445,000	[1]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.00% (Geisinger Health System), 2/1/2015	889,000
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	1,092,622
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,000,000		Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	$1,991,500
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	806,372
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,027,960
970,000		Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), Optional Tender 4/1/2011	911,034
		TOTAL	9,280,811
		Rhode Island--0.8%
1,600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Refunding Revenue Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,606,512
		South Carolina--3.6%
2,000,000		Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	1,765,880
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 2.00%, Floating Rate Notes (Palmetto Health Alliance), 8/1/2013	5,580,000
		TOTAL	7,345,880
		South Dakota--0.4%
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	897,405
		Texas--4.6%
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (United States Treasury PRF 11/15/2009@100)/(Original Issue Yield: 5.71%), 11/15/2019	1,041,890
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0, 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,082,880
1,000,000		Johnson County, TX, UT GO, 5.00% (United States Treasury PRF 2/15/2010@100), (Original Issue Yield: 4.85%), 2/15/2016	1,043,830
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC and MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,001,460
1,250,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 1.737%, 9/15/2010	1,106,250
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,173,020
1,000,000		Titus County, TX Fresh Water Supply District No. 1, PCR Refunding Revenue Bonds (Series 2008), 4.50% (Southwestern Electric Power Co.), 7/1/2011	976,260
		TOTAL	9,425,590
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Utah--1.0%
$1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2013	$1,075,340
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.50%, 7/1/2014	1,077,860
		TOTAL	2,153,200
		Virginia--3.5%
2,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	1,968,440
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,002,560
1,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	981,460
3,000,000		Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,286,170
		TOTAL	7,238,630
		Washington--3.8%
2,170,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,328,822
2,500,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2006A), 5.00%, 7/1/2010	2,618,250
750,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2009	758,970
890,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2010	899,194
1,105,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,100,204
		TOTAL	7,705,440
		West Virginia--0.5%
1,000,000		West Virginia EDA, PCR Refunding Bonds, (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	942,480
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--0.4%
$350,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012	$338,986
425,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013	405,922
		TOTAL	744,908
		Wyoming--1.8%
3,650,000		Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2009	3,649,525
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $194,968,152)	189,705,376
		SHORT-TERM MUNICIPALS--6.2% [2]
		California--0.7%
1,500,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 8.000%, 1/2/2009	1,500,000
		Louisiana--1.1%
2,300,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 1.500%, 1/2/2009	2,300,000
		New York--0.7%
1,500,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.500%, 1/2/2009	1,500,000
		North Carolina--1.5%
1,000,000		Guilford County, NC, (Series 2007B) Weekly VRDNs (Dexia Credit Local LIQ), 3.400%, 1/1/2009	1,000,000
2,100,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 1.050%, 1/1/2009	2,100,000
		TOTAL	3,100,000
		Pennsylvania--0.4%
700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/ (Wachovia Bank N.A. LIQ), 1.350%, 1/122009	700,000
		Tennessee--0.5%
1,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/ (KBC Bank N.V. LOC), 1.500%, 1/2/2009	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [2]
		Virginia--1.3%
$1,200,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.350%, 1/2/2009	$1,200,000
1,455,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.900%, 1/2/2009	1,455,000
		TOTAL	2,655,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	12,755,000
		TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $207,723,152) [3]	202,460,376
		OTHER ASSETS AND LIABILITIES - NET--1.0% [4]	2,066,865
		TOTAL NET ASSETS--100%	$204,527,241

At December 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2008, these restricted securities amounted to $1,129,055, which represented 0.6% of total net assets.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $207,715,000.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	202,460,376
Level 3--Significant Unobservable Inputs	--
TOTAL	$202,460,376

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $207,723,152)		$202,460,376
Cash		83,636
Income receivable		2,211,088
Receivable for shares sold		436,183
TOTAL ASSETS		205,191,283
Liabilities:
Payable for shares redeemed	$322,959
Income distribution payable	238,928
Payable for Directors'/Trustees' fees	568
Payable for portfolio accounting fees	16,627
Payable for distribution services fee (Note 5)	7,765
Payable for shareholder services fee (Note 5)	57,989
Accrued expenses	19,206
TOTAL LIABILITIES		664,042
Net assets for 20,982,823 shares outstanding		$204,527,241
Net Assets Consist of:
Paid-in capital		$217,558,935
Net unrealized depreciation of investments		(5,262,776)
Accumulated net realized loss on investments and futures contracts		(7,775,329)
Undistributed net investment income		6,411
TOTAL NET ASSETS		$204,527,241
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($148,990,153 ÷ 15,285,064 shares outstanding), no par value, unlimited shares authorized		$9.75
Offering price per share		$9.75
Redemption proceeds per share		$9.75
Institutional Service Shares:
Net asset value per share ($18,728,638 ÷ 1,921,418 shares outstanding), no par value, unlimited shares authorized		$9.75
Offering price per share		$9.75
Redemption proceeds per share		$9.75
Class A Shares:
Net asset value per shares ($36,808,450 ÷ 3,776,341 shares outstanding), no par value, unlimited shares authorized		$9.75
Offering price per share (100/99.00 of $9.75) [1]		$9.85
Redemption proceeds per share		$9.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended December 31, 2008 (unaudited)

Investment Income:
Interest			$4,188,879
Expenses:
Investment adviser fee (Note 5)		$418,611
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		4,835
Transfer and dividend disbursing agent fees and expenses		37,467
Directors'/Trustees' fees		6,480
Auditing fees		11,191
Legal fees		5,331
Portfolio accounting fees		49,394
Distribution services fee--Institutional Service Shares (Note 5)		24,379
Distribution services fee--Class A Shares (Note 5)		47,118
Shareholder services fee--Institutional Shares (Note 5)		101,521
Shareholder services fee--Institutional Service Shares (Note 5)		19,680
Shareholder services fee--Class A Shares (Note 5)		46,531
Account administration fee--Institutional Shares		4,069
Account administration fee--Institutional Service Shares		1,994
Share registration costs		27,970
Printing and postage		32,165
Insurance premiums		2,696
Miscellaneous		5,050
TOTAL EXPENSES		962,428
Waivers, Expense Reduction and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(196,602)
Waiver of administrative personnel and services fee (Note 5)	(21,639)
Reduction of custodian fees (Note 6)	(177)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(24,379)
Reimbursement of shareholder services fee--Institutional Shares (Note 5)	(101,521)
Reimbursement of account administration fee--Institutional Shares (Note 5)	(4,069)
TOTAL WAIVERS, EXPENSE REDUCTION AND REIMBURSEMENTS		(348,387)
Net expenses			614,041
Net investment income			3,574,838
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(481,866)
Net change in unrealized depreciation of investments			(4,180,768)
Net realized and unrealized loss on investments			(4,662,634)
Change in net assets resulting from operations			$(1,087,796)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2008	Year Ended 6/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,574,838	$7,209,974
Net realized loss on investments	(481,866)	(2,263,242)
Net change in unrealized appreciation/depreciation of investments	(4,180,768)	96,293
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,087,796)	5,043,025
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,676,067)	(5,249,815)
Institutional Service Shares	(321,713)	(693,173)
Class A Shares	(570,641)	(1,260,176)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,568,421)	(7,203,164)
Share Transactions:
Proceeds from sale of shares	32,882,327	51,526,264
Net asset value of shares issued to shareholders in payment of distributions declared	2,086,261	4,188,702
Cost of shares redeemed	(29,797,123)	(74,468,728)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,171,465	(18,753,762)
Change in net assets	515,248	(20,913,901)
Net Assets:
Beginning of period	204,011,993	224,925,894
End of period (including undistributed (distributions in excess of) net investment income of $6,411 and $(6), respectively)	$204,527,241	$204,011,993

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2008 (unaudited)

1. ORGANIZATION

Federated Short-Intermediate Duration Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally (except in certain circumstances) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes". As of and during the six months ended December 31, 2008, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$ 240,000	$240,055
Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.00% (Geisinger Health System), 2/1/2015	5/1/2007 - 10/10/2008	$4,446,660	$889,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 12/31/2008		Year Ended 6/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,847,929	$28,160,960	4,248,421	$42,729,988
Shares issued to shareholders in payment of distributions declared	145,323	1,432,935	278,034	2,793,263
Shares redeemed	(2,417,845)	(23,757,303)	(5,124,595)	(51,526,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	575,407	$5,836,592	(598,140)	$(6,003,652)

	Six Months Ended 12/31/2008		Year Ended 6/30/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	144,587	$1,420,695	334,824	$3,369,284
Shares issued to shareholders in payment of distributions declared	19,950	196,757	41,485	416,775
Shares redeemed	(257,943)	(2,538,638)	(650,459)	(6,552,444)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(93,406)	$(921,186)	(274,150)	$(2,766,385)

	Six Months Ended 12/31/2008		Year Ended 6/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	333,507	$3,300,672	538,813	$5,426,992
Shares issued to shareholders in payment of distributions declared	46,295	456,569	97,401	978,664
Shares redeemed	(353,854)	(3,501,182)	(1,629,932)	(16,389,381)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	25,948	$256,059	(993,718)	$(9,983,725)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	507,949	$5,171,465	(1,866,008)	$(18,753,762)

4. FEDERAL TAX INFORMATION

At December 31, 2008, the cost of investments for federal tax purposes was $207,715,000. The net unrealized depreciation of investments for federal tax purposes was $5,254,624. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,035,274 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,289,898.

At June 30, 2008, the Fund had a capital loss carryforward of $5,102,937 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,003,552
2010	$ 273,223
2011	$ 932,531
2012	$ 150,771
2013	$ 963,963
2014	$ 458,259
2015	$ 983,114
2016	$ 337,524

As a result of the tax-free transfer of assets from Federated Limited Term Municipal Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2008, the Adviser waived $196,602 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2008, the net fee paid to FAS was 0.090% of average daily net assets of the Fund. FAS waived $21,639 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2008, FSC voluntarily waived $24,379 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended December 31, 2008, FSC retained $3,423 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended December 31, 2008, FSSC reimbursed $101,521 of shareholder services fees and $4,069 of account administration fees. For the six months ended December 31, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended December 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $70,465,000 and $45,860,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares (after waivers and reimbursements) will not exceed 0.48%, 0.71% and 0.98%, respectively, for the fiscal year ending June 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through August 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the six months ended December 31, 2008, the Fund's expenses were reduced by $177 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2008, were as follows:

Purchases	$24,279,305
Sales	$19,827,000

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2008, there were no outstanding loans. During the six months ended December 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of December 31, 2008, there were no outstanding loans. During the six months ended December 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology;, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

8020108 (2/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Short-Intermediate Duration Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher, Principal Executive Officer
Date	February 13, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 13, 2009